Held-For-Sale Businesses and Dispositions Held-For-Sale Businesses and Dispositions (Tables)	12 Months Ended
Dec. 31, 2022
Held-For-Sale Businesses and Dispositions [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table summarizes, excluding any impairment charge or gain/loss on sale, the pre-tax income attributable to AES of disposed businesses for the periods indicated (in millions):

Year Ended December 31,	2021	2020
Alto Maipo	$35	$11
Itabo	5	41
Estrella de Mar I	—	5
Total	$40	$57

Disclosure Of Pretax Income of Businesses Held For Sale	Excluding any impairment charges, pre-tax income attributable to AES of businesses held-for-sale as of December 31, 2022 was as follows (in millions):

Year Ended December 31,	2022	2021	2020
Jordan	(6)	21	20